LAND USE RIGHTS (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended									6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended											6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2007 Guangdong First Lot [Member] acre	Dec. 31, 2008 Second Lot [Member] acre	Dec. 31, 2007 Second Lot [Member] acre	Dec. 31, 2011 Third Lot [Member] acre	Dec. 31, 2008 Third Lot [Member] acre	Dec. 31, 2011 Fourth Lot [Member] acre	Dec. 31, 2010 Fourth Lot [Member] acre	Dec. 31, 2012 Fifth Lot [Member] acre	Dec. 31, 2011 Fifth Lot [Member] acre	Jun. 30, 2013 Sixth Lot [Member] acre	Dec. 31, 2011 Sixth Lot [Member] acre	Dec. 31, 2012 Seventh Lot [Member] acre	Dec. 31, 2012 Use Rights [Member]	Dec. 31, 2011 Use Rights [Member]	Jun. 30, 2013 Use Rights [Member] Minimum [Member]	Dec. 31, 2012 Use Rights [Member] Minimum [Member]	Jun. 30, 2013 Use Rights [Member] Maximum [Member]	Dec. 31, 2012 Use Rights [Member] Maximum [Member]	Dec. 31, 2007 Use Rights [Member] Guangdong First Lot [Member]	Dec. 31, 2007 Use Rights [Member] First Lot [Member] acre	Dec. 31, 2008 Use Rights [Member] Second Lot [Member]	Dec. 31, 2007 Use Rights [Member] Second Lot [Member]	Dec. 31, 2011 Use Rights [Member] Third Lot [Member]	Dec. 31, 2008 Use Rights [Member] Third Lot [Member]	Dec. 31, 2011 Use Rights [Member] Fourth Lot [Member]	Dec. 31, 2010 Use Rights [Member] Fourth Lot [Member]	Dec. 31, 2012 Use Rights [Member] Fifth Lot [Member]	Dec. 31, 2011 Use Rights [Member] Fifth Lot [Member]	Jun. 30, 2013 Use Rights [Member] Sixth Lot [Member]	Dec. 31, 2011 Use Rights [Member] Sixth Lot [Member]	Dec. 31, 2012 Use Rights [Member] Seventh Lot [Member]
Finite-Lived Intangible Asset, Useful Life																			30 years	30 years	60 years	60 years
Payments to Acquire Land Held-for-use																							$ 6,408,289	$ 6,194,505	$ 764,128	$ 6,408,289	$ 7,042,831	$ 764,128	$ 35,405,750	$ 3,223,411	$ 528,240	$ 12,040,571	$ 528,240	$ 35,405,750	$ 528,240
Amortization of Leased Asset	$ 539,677	$ 642,905	$ 768,337	$ 944,176													$ 1,599,600	$ 732,946						$ 6,194,505						$ 3,223,411
Area of Land					180.23	31.84	180.23	52.46	31.84	287.21	825	21.09	93.64	41.80	287.21	21.09								1,985.06
Leasehold Expiration Period					lease expiring in 2067	lease expiring in 2068	lease expiring in 2067	lease expiring in 2037	lease expiring in 2068	leases expire in 2051, 2054 and 2071	lease expiring in 2066	leases expire in 2051	lease expiring in 2031 and 2037	leases expire in 2051	leases expire in 2061	leases expire in 2051								leaseholds expiring in 2036, 2051, 2067 and 2077